PORTFOLIO OF INVESTMENTS – as of December 31, 2020 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.0% of Net Assets
	ABS Car Loan – 8.5%
$1,195,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class C, 3.880%, 4/13/2026, 144A	$1,270,079
1,525,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	1,557,461
4,500,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class C, 2.190%, 3/13/2026, 144A	4,558,725
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class C, 3.740%, 10/18/2024	2,106,549
1,500,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.360%, 2/18/2025	1,579,568
370,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class C, 1.480%, 2/18/2026	374,840
715,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	718,006
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.000%, 3/20/2025, 144A	650,101
3,560,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	3,801,069
6,040,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A	6,297,243
615,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330%, 8/20/2026, 144A	634,674
2,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	2,920,453
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	3,924,172
2,750,000	Bank of The West Auto Trust, Series 2019-1, Class B, 2.760%, 1/15/2025, 144A	2,874,514
3,100,000	California Republic Auto Receivables Trust, Series 2017-1, Class C, 3.760%, 12/15/2023	3,138,624
3,950,000	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.870%, 10/16/2023	4,068,515
1,370,000	Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.070%, 3/19/2025, 144A	1,414,972
1,655,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.300%, 5/15/2024	1,693,209
1,655,000	CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11/15/2023	1,708,687
1,050,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	1,085,808
1,285,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025	1,330,881
1,465,000	CarMax Auto Owner Trust, Series 2019-4, Class B, 2.320%, 7/15/2025	1,533,714
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	508,430
353,801	CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.330%, 8/15/2024, 144A	356,893
2,035,000	CPS Auto Receivables Trust, Series 2020-A, Class B, 2.360%, 2/15/2024, 144A	2,066,567

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$1,132,037	Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.550%, 8/15/2027, 144A(a)	$1,144,123
2,360,000	Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.860%, 1/16/2029, 144A	2,461,652
910,000	Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.390%, 4/16/2029, 144A	930,580
1,245,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.370%, 7/16/2029, 144A	1,261,600
2,800,000	Drive Auto Receivables Trust, Series 2018-5, Class C, 3.990%, 1/15/2025	2,864,887
1,000,000	Drive Auto Receivables Trust, Series 2019-2, Class C, 3.420%, 6/16/2025	1,027,341
1,775,000	DT Auto Owner Trust, Series 2018-3A, Class C, 3.790%, 7/15/2024, 144A	1,796,998
1,200,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A	1,231,178
1,260,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	1,266,828
3,360,000	First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.710%, 12/15/2025, 144A	3,456,741
1,467,530	First Investors Auto Owner Trust, Series 2017-1A, Class C, 2.950%, 4/17/2023, 144A	1,475,496
2,800,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	2,866,989
1,826,000	Flagship Credit Auto Trust, Series 2019-4, Class C, 2.770%, 12/15/2025, 144A	1,900,286
3,500,000	Flagship Credit Auto Trust, Series 2020-1, Class C, 2.240%, 1/15/2026, 144A	3,598,718
750,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	799,720
3,335,000	Ford Credit Auto Owner Trust, Series 2020-A, Class C, 3.490%, 10/15/2026	3,568,470
3,025,000	Ford Credit Auto Owner Trust, Series 2020-A, Class A, 2.040%, 8/15/2031, 144A	3,189,415
1,650,000	Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.040%, 12/15/2026	1,689,102
2,250,000	Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/18/2025, 144A	2,297,961
111,218	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A	111,336
2,270,000	GLS Auto Receivables Trust, Series 2020-1A, Class B, 2.430%, 11/15/2024, 144A	2,312,365
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,755,265
565,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	567,879
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	816,790
5,300,000	NextGear Floorplan Master Owner Trust, Series 2019-2A, Class A1, 1-month LIBOR + 0.700%, 0.859%, 10/15/2024, 144A(b)	5,347,478
5,000,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A	5,109,999
2,000,000	Prestige Auto Receivables Trust, Series 2018-1A, Class C, 3.750%, 10/15/2024, 144A	2,047,358

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$2,610,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	$2,617,950
770,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	818,659
1,350,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	1,504,232
2,830,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class D, 4.070%, 8/15/2024	2,928,516
765,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	816,701
1,265,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.460%, 9/15/2025	1,277,186
2,340,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	2,359,244
1,558,837	United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.160%, 8/12/2024, 144A	1,566,168
2,260,000	United Auto Credit Securitization Trust, Series 2020-1, Class C, 2.150%, 2/10/2025, 144A	2,283,210
150,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	152,776
530,000	World Omni Auto Receivables Trust, Series 2020-B, Class B, 1.220%, 3/16/2026	537,421
1,490,000	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	1,494,510

		127,426,882

	ABS Credit Card – 0.6%
4,100,000	World Financial Network Credit Card Master Trust, Series 2019-B, Class A, 2.490%, 4/15/2026	4,225,254
5,275,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026	5,441,341

		9,666,595

	ABS Home Equity – 6.3%
3,214,349	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065, 144A(c)	3,255,352
2,016,100	Bayview Koitere Fund Trust, Series 2017-SPL3, Class B1, 4.250%, 11/28/2053, 144A(c)	2,175,863
993,011	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	1,019,364
841,625	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)(c)	856,493
870,007	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(a)(c)	887,464
1,385,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class B1, 4.250%, 6/28/2054, 144A(c)	1,485,963
1,418,586	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.500%, 1/28/2055, 144A(a)(c)	1,452,541
1,448,850	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M2, 4.000%, 1/25/2066, 144A(c)	1,602,733
461,082	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	469,059
1,346,412	CoreVest American Finance Trust, Series 2018-1, Class A, 3.804%, 6/15/2051, 144A	1,407,158

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$1,946,778	CoreVest American Finance Trust, Series 2019-2, Class A, 2.835%, 6/15/2052, 144A	$2,073,979
2,667,057	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	2,810,768
23,982	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	23,946
910,000	FirstKey Homes Trust, Series 2020-SRF1, Class B, 1.740%, 9/17/2025, 144A	920,613
620,740	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.657%, 8/25/2060, 144A(b)	620,776
1,305,352	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.903%, 5/19/2034(c)	1,301,984
6,000,000	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.303%, 7/17/2037, 144A(b)	5,983,861
5,975,000	Invitation Homes Trust, Series 2018-SFR4, Class B, 1-month LIBOR + 1.250%, 1.403%, 1/17/2038, 144A(b)	5,974,998
37,033,894	JPMorgan Mortgage Trust, Series 2017-4, Class AX1, IO, 0.428%, 11/25/2048, 144A(c)(d)(e)(f)(g)	117,323
539,187	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(c)	589,424
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(c)	1,809,354
147,798	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	149,305
1,522,009	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.479%, 8/25/2058, 144A(a)(c)	1,605,549
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.677%, 9/25/2057, 144A(c)	4,430,611
44,929	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.713%, 7/25/2035(c)(e)(f)	38,139
762,409	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(c)	788,696
1,165,875	Onslow Bay Financial LLC, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059, 144A(c)	1,207,708
1,647,995	Progress Residential Trust, Series 2018-SFR1, Class A, 3.255%, 3/17/2035, 144A	1,649,690
2,270,000	Progress Residential Trust, Series 2019-SFR2, Class B, 3.446%, 5/17/2036, 144A	2,338,879
585,000	Progress Residential Trust, Series 2020-SFR2, Class A, 2.078%, 6/17/2037, 144A	599,575
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	1,120,033
7,890	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(e)(f)	6,982
74,415	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(e)(f)	70,149
1,642	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(e)(f)	1,530
902,603	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(c)	925,783
2,167,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.648%, 2/25/2057, 144A(b)	2,177,959
259,205	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)(c)	259,969

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$491,817	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 4/25/2056, 144A(a)(c)	$496,483
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(c)	5,953,044
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057, 144A(c)	4,351,518
1,444,376	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)(c)	1,537,172
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(c)	2,454,117
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058, 144A(c)	6,106,001
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(c)	5,981,024
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060, 144A	5,187,050
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038, 144A	1,300,037
3,015,896	Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036, 144A(a)	3,109,120
1,700,000	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038, 144A	1,787,092
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039, 144A	1,298,244
1,304,907	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 3.049%, 11/25/2036(c)	1,210,400

		94,980,875

	ABS Other – 6.5%
3,260,406	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033, 144A	3,401,646
325,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A	330,213
1,534,611	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	1,462,537
3,660,525	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	3,700,956
2,123,486	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039, 144A	2,019,423
1,051,000	CCG Receivables Trust, Series 2018-1, Class B, 3.090%, 6/16/2025, 144A	1,060,626
1,155,000	CCG Receivables Trust, Series 2019-1, Class B, 3.220%, 9/14/2026, 144A	1,199,174
453,390	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.120%, 11/15/2029, 144A	455,981
4,000,000	Chesapeake Funding II LLC, Series 2018-1A, Class B, 3.450%, 4/15/2030, 144A	4,089,538
550,000	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/16/2032, 144A	563,036
2,985,575	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	3,011,158
660,000	CNH Equipment Trust, Series 2020-A, Class A4, 1.510%, 4/15/2027	681,174

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$1,000,000	Dell Equipment Finance Trust, Series 2020-1, Class C, 4.260%, 6/22/2023, 144A	$1,057,369
740,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	743,218
1,470,385	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	1,535,602
2,476,523	Diamond Resorts Owner Trust, Series 2019-1, Class A, 2.890%, 2/20/2032, 144A	2,560,758
631,063	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039, 144A	660,090
3,488,403	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	3,369,531
703,612	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	678,782
2,166,696	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	2,006,706
359,609	Lending Point Asset Securitization Trust, Series 2020-1, Class A, 2.512%, 2/10/2026, 144A	359,747
1,124,784	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	1,071,888
233,767	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	214,768
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042, 144A	311,221
1,620,000	OneMain Financial Issuance Trust, Series 2019-1A, Class B, 3.790%, 2/14/2031, 144A	1,677,515
5,950,000	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A	6,270,532
5,970,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	6,067,102
1,911,118	Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.100%, 11/08/2030, 144A(a)	1,960,143
2,030,000	PFS Financing Corp., Series 2020-A, Class A, 1.270%, 6/15/2025, 144A	2,057,754
1,680,000	PFS Financing Corp., Series 2020-E, Class A, 1.000%, 10/15/2025, 144A	1,691,936
4,869,688	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	4,725,276
4,420,000	SCF Equipment Trust LLC, Series 2018-1A, Class B, 3.970%, 12/20/2025, 144A	4,427,682
600,840	Sierra Timeshare Receivables Funding LLC, Series 2018 - 2A, Class A, 3.500%, 6/20/2035, 144A	623,610
3,878,327	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.590%, 5/20/2036, 144A	4,008,757
949,559	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037, 144A	959,952
260,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.630%, 9/15/2032(b)	258,915
225,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.230%, 9/15/2032(b)	224,061
1,183,855	SoFi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027, 144A	1,191,699
180,692	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A	182,511

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$617,386	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A	$623,879
4,235,000	SoFi Consumer Loan Program Trust, Series 2021-B, Class B, 2.250%, 1/25/2029, 144A	4,284,579
5,450,871	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	5,491,093
707,507	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A	667,786
675,559	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A	694,114
2,067,000	Tif Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045, 144A	2,086,928
4,322,181	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	4,193,934
2,195,072	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	2,297,201
930,000	Wheels SPV 2 LLC, Series 2018-1A, Class A4, 3.410%, 4/20/2027, 144A	952,114
736,163	Wheels SPV 2 LLC, Series 2019-1A, Class A2, 2.300%, 5/22/2028, 144A	743,184
3,479,283	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A	2,973,254

		97,880,653

	ABS Student Loan – 2.6%
1,131,411	Commonbond Student Loan Trust, Series 2020, Class A, 1.980%, 8/25/2050, 144A	1,150,593
329,544	Earnest Student Loan Program LLC, Series 2017-A, Class A2, 2.650%, 1/25/2041, 144A	334,130
3,178,115	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A	3,283,899
2,262,163	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	2,412,705
3,135,000	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068, 144A	3,229,951
2,793,356	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068, 144A	2,860,293
1,480,000	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069, 144A	1,519,812
565,189	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	576,493
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069, 144A	1,623,692
428,382	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069, 144A	431,926
834,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.180%, 6/15/2032(b)	829,178
133,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.170%, 6/15/2032(b)	132,231
262,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 3.200%, 3/15/2033(c)	260,270
3,881,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.658%, 3/15/2033(b)	3,855,374

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – continued
$2,538,923	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1-month LIBOR + 0.800%, 0.959%, 2/15/2036, 144A(a)(b)	$2,540,975
2,137,013	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037, 144A(a)	2,283,268
1,392,427	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(a)	1,399,694
827,259	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(a)	844,155
1,769,366	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041, 144A(a)	1,808,537
1,439,478	SoFi Professional Loan Program Trust, Series 2020-C, Class AFX, 1.950%, 2/15/2046, 144A	1,470,362
5,715,000	SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX, 2.540%, 5/15/2046, 144A	5,918,305

		38,765,843

	ABS Whole Business – 1.7%
2,676,400	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	2,822,137
1,712,875	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	1,670,517
1,798,238	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	1,943,265
3,939,325	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,926,247
3,991,680	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	3,764,394
2,557,242	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	2,738,949
5,265,668	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.110%, 9/20/2045, 144A	5,319,836
3,593,850	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	3,813,398

		25,998,743

	Agency Commercial Mortgage-Backed Securities – 6.2%
19,294,855	Federal National Mortgage Association, REMIC, Series 2020-M37, Class X, IO, 1.135%, 4/25/2032(c)(d)	1,565,700
259,390	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 1.081%, 11/25/2022(b)	260,040
24,910,903	Federal National Mortgage Association, Series 2019-M17, Class X, 0.317%, 8/25/2034(c)(d)	620,827
20,594,550	Federal National Mortgage Association, Series 2020-M33, Class X, IO, 2.055%, 6/25/2028(c)(d)	2,113,582
20,508,726	Federal National Mortgage Association, Series 2020-M43, Class X1, IO, 2.139%, 8/25/2034(c)(d)	3,023,868
3,421,480	FHLMC Multifamily Structured Pass Through Certificates, Series K-1513, Class X1, IO, 0.865%, 8/25/2034(c)(d)	297,132
18,387,170	FHLMC Multifamily Structured Pass Through Certificates, Series K-103, Class X1, 0.638%, 11/25/2029(c)(d)	880,065
13,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K-108, Class X1, 1.690%, 3/25/2030(c)(d)	1,843,301

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$14,701,201	FHLMC Multifamily Structured Pass Through Certificates, Series K-117, Class X1, 1.245%, 8/25/2030(c)(d)	$1,471,218
20,920,742	FHLMC Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.580%, 10/25/2034(c)(d)	1,262,860
2,564,379	FHLMC Multifamily Structured Pass Through Certificates, Series K-1517, Class X1, IO, 1.334%, 7/25/2035(c)(d)	379,400
9,111,064	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.286%, 12/25/2021(c)(d)(e)(f)	61,851
368,271,491	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.253%, 2/25/2023(a)(c)(d)	1,661,751
77,257,035	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.203%, 4/25/2023(a)(c)(d)(e)(f)	327,163
31,866,127	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.722%, 10/25/2023(c)(d)(e)(f)	565,895
33,434,424	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.116%, 3/25/2024(c)(d)	1,010,820
37,454,388	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.712%, 9/25/2024(a)(c)(d)	851,039
71,825,640	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.132%, 5/25/2025(c)(d)(e)(f)	424,987
35,992,103	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.593%, 7/25/2025(c)(d)	854,190
41,447,709	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.541%, 9/25/2025(a)(c)(d)	925,291
16,843,183	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.654%, 11/25/2025(c)(d)	466,701
9,544,988	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.886%, 12/25/2025(c)(d)(e)(f)	366,981
16,668,052	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.169%, 1/25/2026(c)(d)	864,465
7,513,400	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.362%, 3/25/2026(c)(d)	461,901
27,694,746	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.182%, 7/25/2026(c)(d)	1,549,366
8,560,173	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.925%, 8/25/2026(c)(d)	394,918
25,515,177	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.312%, 9/25/2026(c)(d)	401,665
92,827,625	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.072%, 10/25/2026(c)(d)	476,336
17,546,519	FHLMC Multifamily Structured Pass Through Certificates, Series K105, Class X1, 1.523%, 1/25/2030(c)(d)	2,080,315
11,630,504	FHLMC Multifamily Structured Pass Through Certificates, Series K107, Class X1, IO, 1.591%, 1/25/2030(c)(d)	1,429,959
14,964,009	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.956%, 1/25/2031(c)(d)	1,122,247
2,335,359	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.197%, 1/25/2023(c)(d)(e)(f)	31,022
48,148,188	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.240%, 8/25/2025(c)(d)(e)(f)	265,318

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$33,134,321	FHLMC Multifamily Structured Pass Through Certificates, Series KW02, Class X1, 0.295%, 12/25/2026(c)(d)	$360,173
6,122,344	FNMA, 3.880%, 6/01/2033(a)	7,398,951
41,271,131	Government National Mortgage Association, Series 2017-90, Class IO, 0.719%, 1/16/2059(c)(d)	2,222,950
41,910,000	Government National Mortgage Association, Series 2020-179, Class IO, 1.004%, 9/16/2062(c)(d)	3,803,542
48,603,530	Government National Mortgage Association, Series 2020-26, Class IO, 0.886%, 10/15/2061(c)(d)	3,643,568
5,005,065	Government National Mortgage Association, Series 2003-87, Class E, 4.672%, 8/16/2043(c)	5,186,060
4,384,892	Government National Mortgage Association, Series 2006-46, Class IO, 0.484%, 4/16/2046(c)(d)(e)(f)	64,872
2,028,871	Government National Mortgage Association, Series 2006-51, Class IO, 0.971%, 8/16/2046(a)(c)(d)(e)(f)	55,796
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(a)(c)	4,858,866
1,275,128	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(a)(c)	1,376,986
4,342,759	Government National Mortgage Association, Series 2009-114, Class IO, 0.030%, 10/16/2049(c)(d)(e)(f)	372
3,905,914	Government National Mortgage Association, Series 2010-124, Class X, 1.018%, 12/16/2052(a)(c)(d)(e)(f)	34,087
254,906	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(c)(d)(e)(f)	11,156
2,669,797	Government National Mortgage Association, Series 2011-119, Class IO, 0.314%, 8/16/2051(c)(d)(e)(f)	16,206
10,161,847	Government National Mortgage Association, Series 2011-121, Class IO, 0.122%, 6/16/2043(a)(c)(d)(e)(f)	24,853
2,732,160	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051(a)	3,684,916
12,824,900	Government National Mortgage Association, Series 2011-161, Class IO, 0.233%, 4/16/2045(c)(d)(e)(f)	70,146
2,914,090	Government National Mortgage Association, Series 2011-38, Class IO, 0.245%, 4/16/2053(a)(c)(d)(e)(f)	45,533
435,082	Government National Mortgage Association, Series 2011-53, Class IO, Zero Coupon, 5/16/2051(a)(c)(d)(e)(f)	238
3,401,918	Government National Mortgage Association, Series 2012-100, Class IC, 1.506%, 9/16/2050(c)(d)(e)(f)	51,298
2,586,486	Government National Mortgage Association, Series 2012-111, Class IC, 1.406%, 9/16/2050(c)(d)(e)(f)	37,515
41,471,281	Government National Mortgage Association, Series 2012-142, Class IO, 0.679%, 4/16/2054(a)(c)(d)(e)(f)	640,729
8,283,264	Government National Mortgage Association, Series 2012-23, Class IO, 0.272%, 6/16/2053(a)(c)(d)(e)(f)	57,658
16,815,986	Government National Mortgage Association, Series 2012-55, Class IO, 0.206%, 4/16/2052(a)(c)(d)(e)(f)	68,422
8,804,368	Government National Mortgage Association, Series 2012-70, Class IO, 0.184%, 8/16/2052(a)(c)(d)(e)(f)	47,102
11,757,215	Government National Mortgage Association, Series 2012-79, Class IO, 0.502%, 3/16/2053(c)(d)(e)(f)	178,078
39,450,481	Government National Mortgage Association, Series 2012-85, Class IO, 0.680%, 9/16/2052(a)(c)(d)	713,564

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$3,177,608	Government National Mortgage Association, Series 2013-175, Class IO, 0.484%, 5/16/2055(c)(d)(e)(f)	$54,691
6,141,050	Government National Mortgage Association, Series 2014-101, Class IO, 0.799%, 4/16/2056(c)(d)	195,034
12,779,055	Government National Mortgage Association, Series 2014-130, Class IB, 0.649%, 8/16/2054(a)(c)(d)(e)(f)	297,448
22,058,453	Government National Mortgage Association, Series 2014-24, Class IX, 0.439%, 1/16/2054(a)(c)(d)(e)(f)	334,349
16,125,624	Government National Mortgage Association, Series 2014-70, Class IO, 0.629%, 3/16/2049(a)(c)(d)	563,832
9,139,867	Government National Mortgage Association, Series 2014-86, Class IO, 0.591%, 4/16/2056(c)(d)(e)(f)	250,692
23,263,295	Government National Mortgage Association, Series 2015-120, Class IO, 0.742%, 3/16/2057(a)(c)(d)	779,925
47,905,328	Government National Mortgage Association, Series 2015-146, Class IB, 0.804%, 7/16/2055(a)(c)(d)	1,822,405
9,191,542	Government National Mortgage Association, Series 2015-171, Class IO, 0.841%, 11/16/2055(c)(d)	406,811
21,232,810	Government National Mortgage Association, Series 2015-189, Class IG, 0.900%, 1/16/2057(a)(c)(d)	946,098
9,687,895	Government National Mortgage Association, Series 2015-21, Class IO, 0.853%, 7/16/2056(c)(d)	388,837
23,921,490	Government National Mortgage Association, Series 2015-32, Class IO, 0.724%, 9/16/2049(a)(c)(d)	825,107
7,194,725	Government National Mortgage Association, Series 2015-68, Class IO, 0.588%, 7/16/2057(c)(d)(e)(f)	233,895
23,934,813	Government National Mortgage Association, Series 2015-70, Class IO, 0.801%, 12/16/2049(a)(c)(d)	836,519
21,828,780	Government National Mortgage Association, Series 2015-73, Class IO, 0.713%, 11/16/2055(a)(c)(d)	790,320
41,271,001	Government National Mortgage Association, Series 2016-132, Class IO, IO, 0.910%, 7/16/2056(c)(d)	1,965,560
17,615,898	Government National Mortgage Association, Series 2016-143, Class IO, 0.850%, 10/16/2056(a)(d)	991,627
26,878,899	Government National Mortgage Association, Series 2016-6, Class IO, 0.636%, 2/16/2051(a)(c)(d)	673,002
42,193,713	Government National Mortgage Association, Series 2017-168, Class IO, 0.612%, 12/16/2059(a)(c)(d)	2,155,850
13,792,492	Government National Mortgage Association, Series 2018-133, Class IO, 0.715%, 6/16/2058(c)(d)	1,037,664
19,632,515	Government National Mortgage Association, Series 2018-2, Class IO, 0.731%, 12/16/2059(c)(d)	1,085,405
57,128,593	Government National Mortgage Association, Series 2018-82, Class IO, 0.495%, 5/16/2058(c)(d)	2,579,756
30,005,470	Government National Mortgage Association, Series 2018-96, Class IO, 0.488%, 8/16/2060(c)(d)	1,524,278
31,197,610	Government National Mortgage Association, Series 2019-75, Class IO, 0.925%, 12/16/2060(c)(d)	2,184,379
27,620,939	Government National Mortgage Association, Series 2019-94, Class IO, 0.892%, 8/16/2061(c)(d)	1,959,769
21,508,770	Government National Mortgage Association, Series 2020-128, Class IO, IO, 0.990%, 10/16/2062(c)(d)	1,878,972

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$25,266,984	Government National Mortgage Association, Series 2020-174, Class IO, IO, 1.009%, 1/16/2063(c)(d)	$2,226,567

		93,954,603

	Collateralized Mortgage Obligations – 17.4%
33,954	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(e)(f)	35,785
275,370	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.603%, 6/15/2023(c)(e)(f)	301,711
396,736	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033(e)(f)	428,768
99,944	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(a)(d)(e)(f)	20,248
73,686	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.843%, 11/15/2033(c)(e)(f)	79,225
69,372	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 1-month LIBOR + 0.250%, 0.409%, 10/15/2034(a)(b)(e)(f)	68,587
1,343,697	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 18.126%, 5/15/2035(a)(c)	1,787,433
4,185,052	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.041%, 5/15/2036(a)(c)(d)	1,032,982
1,299,283	Federal Home Loan Mortgage Corp., REMIC, Series 3229, Class BI, 6.461%, 10/15/2036(c)(d)(e)(f)	277,686
1,394,418	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 6.091%, 2/15/2038(c)(d)(e)(f)	291,502
757,136	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 17.281%, 2/15/2038(a)(c)	1,077,592
712,466	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 15.587%, 2/15/2038(a)(c)(e)(f)	928,026
847,453	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.801%, 6/15/2048(a)(c)(d)	907,726
1,785,000	Federal Home Loan Mortgage Corp., REMIC, Series 3599, Class DY, 4.500%, 11/15/2029	2,041,733
840,744	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, IO, 3.857%, 12/15/2036(a)(c)(d)	906,031
1,708,175	Federal Home Loan Mortgage Corp., REMIC, Series 3641, Class PB, 5.000%, 3/15/2040	1,855,524
2,888,295	Federal Home Loan Mortgage Corp., REMIC, Series 3747, Class CS, 6.341%, 10/15/2040(c)(d)(e)(f)	545,175
1,930,276	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 9.583%, 1/15/2041(a)(c)	2,339,299
160,932	Federal Home Loan Mortgage Corp., REMIC, Series 3792, Class DF, 1-month LIBOR + 0.400%, 0.559%, 11/15/2040(b)(e)(f)	159,319
360,817	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 8.891%, 2/15/2041(c)	444,427
2,490,709	Federal Home Loan Mortgage Corp., REMIC, Series 3922, Class SH, 5.741%, 9/15/2041(c)(d)(e)(f)	429,252
7,634,374	Federal Home Loan Mortgage Corp., REMIC, Series 4034, Class GB, 4.500%, 4/15/2032(a)	8,659,355
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 23.207%, 8/15/2040(a)(c)	3,206,446
1,692,997	Federal Home Loan Mortgage Corp., REMIC, Series 4097, Class US, 5.991%, 8/15/2032(c)(d)(e)(f)	212,157

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043(a)	$1,993,166
2,170,761	Federal Home Loan Mortgage Corp., REMIC, Series 4268, Class DL, 2.500%, 11/15/2028(a)	2,323,619
1,655,138	Federal Home Loan Mortgage Corp., REMIC, Series 4290, Class QB, 2.500%, 1/15/2029	1,756,016
6,234,109	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 2.354%, 6/15/2039(c)(d)(e)(f)	359,841
206,141	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(e)(f)	221,667
244,997	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(e)(f)	263,396
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,634,706
2,971,319	Federal Home Loan Mortgage Corp., REMIC, Series 4512, Class IE, 4.500%, 3/15/2044(d)	410,904
8,685,313	Federal Home Loan Mortgage Corp., REMIC, Series 4672, Class SP, 5.941%, 4/15/2047(c)(d)	1,361,404
3,770,533	Federal Home Loan Mortgage Corp., REMIC, Series 4749, Class IO, 4.000%, 12/15/2047(d)	339,086
2,791,936	Federal Home Loan Mortgage Corp., REMIC, Series 4840, Class KY, 4.500%, 11/15/2048	3,448,547
2,223,211	Federal Home Loan Mortgage Corp., REMIC, Series 4860, Class CY, 3.500%, 8/15/2047	2,537,129
6,435,568	Federal Home Loan Mortgage Corp., REMIC, Series 4930, Class PY, 3.500%, 11/25/2049(a)	7,422,112
2,751,785	Federal Home Loan Mortgage Corp., REMIC, Series 4949, Class BP, 3.000%, 2/25/2050	3,115,360
4,902,664	Federal Home Loan Mortgage Corp., REMIC, Series 5048, Class HI, IO, 4.500%, 1/15/2042(d)	926,370
270,000	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class EI, IO, 5.402%, 11/25/2044(c)(d)(f)	60,750
12,837,687	Federal Home Loan Mortgage Corp., REMIC, Series 5065, Class HI, IO, 5.070%, 4/15/2042(c)(d)(f)	2,615,679
319,904	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(a)(d)(e)(f)	50,317
3,576,401	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046(a)	3,819,589
2,599,730	Federal National Mortgage Association, REMIC, Series 2012-14, Class MS, 6.352%, 3/25/2042(c)(d)	597,491
2,036,550	Federal National Mortgage Association, REMIC, Series 2012-21, Class SB, 5.802%, 3/25/2042(c)(d)(e)(f)	248,420
3,420,043	Federal National Mortgage Association, REMIC, Series 2013-117, Class S, 6.452%, 11/25/2043(c)(d)	748,565
622,000	Federal National Mortgage Association , REMIC, Series 2019-55, Class PL, 3.500%, 10/25/2049(e)(f)	686,640
68,121	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.102%, 1/25/2024(c)(d)(e)(f)	6,092
965,242	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 6.810%, 4/25/2035(a)(c)	1,047,694
1,968,322	Federal National Mortgage Association, REMIC, Series 2005-45, Class DA, 23.877%, 6/25/2035(a)(c)	3,240,544
2,290,007	Federal National Mortgage Association, REMIC, Series 2005-62, Class GZ, 5.750%, 7/25/2035(a)	2,754,686

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,540,935	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 23.657%, 6/25/2036(a)(c)	$2,619,354
72,922	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.152%, 8/25/2036(c)(d)(e)(f)	12,287
421,085	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 32.260%, 8/25/2036(c)	838,800
1,031,150	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.459%, 8/25/2038(a)(c)	1,098,840
270,557	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.105%, 11/25/2038(c)(e)(f)	296,976
1,167,901	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.453%, 3/25/2039(a)(c)	1,223,620
1,176,048	Federal National Mortgage Association, REMIC, Series 2009-63, Class LM, 5.000%, 8/25/2039	1,279,292
24,021	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(e)(f)	24,478
97,496	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 2.064%, 12/25/2039(c)(e)(f)	100,980
2,372,506	Federal National Mortgage Association, REMIC, Series 2010-80, Class PZ, 5.000%, 7/25/2040(a)	2,916,851
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.545%, 11/25/2040(c)	574,217
3,376,583	Federal National Mortgage Association, REMIC, Series 2011-109, Class PZ, 4.500%, 8/25/2041	4,055,928
2,692,536	Federal National Mortgage Association, REMIC, Series 2011-51, Class SM, 5.702%, 6/25/2041(c)(d)(e)(f)	449,193
1,960,404	Federal National Mortgage Association, REMIC, Series 2011-60, Class ZB, 5.000%, 7/25/2041	2,279,114
7,221,321	Federal National Mortgage Association, REMIC, Series 2012-97, Class SB, 5.852%, 9/25/2042(c)(d)	1,388,580
1,381,164	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.783%, 7/25/2043(a)(c)	1,892,456
2,777,731	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 6.002%, 8/25/2042(a)(c)(d)(e)(f)	432,174
3,918,202	Federal National Mortgage Association, REMIC, Series 2013-62, Class PY, 2.500%, 6/25/2043	4,168,902
22,673,357	Federal National Mortgage Association, REMIC, Series 2014-15, Class SA, 5.902%, 4/25/2044(c)(d)	4,322,920
2,794,643	Federal National Mortgage Association, REMIC, Series 2014-28, Class SD, 5.902%, 5/25/2044(c)(d)(e)(f)	449,249
429,693	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(a)(c)(e)(f)	427,161
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	782,477
13,048,252	Federal National Mortgage Association, REMIC, Series 2016-22, Class ST, IO, 5.952%, 4/25/2046(a)(c)(d)	2,508,635
2,342,701	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(a)(c)	2,463,651
14,643,290	Federal National Mortgage Association, REMIC, Series 2016-32, Class SA, 5.952%, 10/25/2034(a)(c)(d)	2,707,598
17,731,667	Federal National Mortgage Association, REMIC, Series 2016-60, Class ES, 5.952%, 9/25/2046(a)(c)(d)	3,395,017
11,924,664	Federal National Mortgage Association, REMIC, Series 2016-60, Class QS, 5.952%, 9/25/2046(a)(c)(d)	2,438,096

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$7,331,101	Federal National Mortgage Association, REMIC, Series 2016-82, Class SC, 5.952%, 11/25/2046(c)(d)	$1,364,925
7,232,580	Federal National Mortgage Association, REMIC, Series 2016-82, Class SG, 5.952%, 11/25/2046(c)(d)	1,439,175
8,919,133	Federal National Mortgage Association, REMIC, Series 2016-93, Class SL, 6.502%, 12/25/2046(a)(c)(d)	1,759,741
11,728,221	Federal National Mortgage Association, REMIC, Series 2017-26, Class SA, 6.002%, 4/25/2047(a)(c)(d)	2,333,311
57,034,169	Federal National Mortgage Association, REMIC, Series 2017-57, Class SD, IO, 2.750%, 8/25/2047(a)(c)(d)	5,368,706
17,119,813	Federal National Mortgage Association, REMIC, Series 2019-20, Class LY, 3.500%, 10/25/2048(a)	18,337,302
3,405,682	Federal National Mortgage Association, REMIC, Series 2019-42, Class PT, 3.000%, 8/25/2049	3,586,304
1,578,000	Federal National Mortgage Association, REMIC, Series 2019-64, Class ML, 3.500%, 11/25/2049	1,770,581
3,600,000	Federal National Mortgage Association, REMIC, Series 2020-72, Class LI, IO, 5.000%, 12/25/2040(d)	1,052,910
13,587,927	Federal National Mortgage Association, REMIC, Series 2020-89, Class IM, IO, 2.000%, 12/25/2050(d)	1,184,215
432,761	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(a)(d)(e)(f)	66,674
114,873	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(a)(c)(d)(e)(f)	29,404
453,140	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(a)(d)(e)(f)	87,811
301,629	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(d)(e)(f)	52,985
1,017,704	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(a)(d)(e)(f)	190,863
417,011	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(a)(d)(e)(f)	87,437
236,039	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(a)(d)(e)(f)	50,838
522,498	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(a)(d)(e)(f)	114,511
230,349	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(a)(d)(e)(f)	56,959
269,205	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(a)(d)(e)(f)	56,499
337,177	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(a)(d)(e)(f)	86,382
325,794	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(a)(d)(e)(f)	63,182
166,814	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(a)(c)(d)(e)(f)	32,556
192,457	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(a)(d)(e)(f)	42,065
126,801	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(a)(c)(d)(e)(f)	27,199
36,146	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(d)(e)(f)	7,611
1,109,588	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(a)(c)(d)(e)(f)	213,608

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$414,491	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(a)(d)(e)(f)	$93,213
302,482	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(a)(c)(d)(e)(f)	51,393
311,736	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(a)(c)(d)(e)(f)	20,801
178,927	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(a)(d)(e)(f)	44,662
30,419	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)(f)	7,838
309,172	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(e)(f)	371,731
319,812	Government National Mortgage Association, Series 2010-H02, Class FA, 1-month LIBOR + 0.680%, 0.826%, 2/20/2060(b)	321,549
622,271	Government National Mortgage Association, Series 2010-H22, Class FE, 1-month LIBOR + 0.350%, 0.490%, 5/20/2059(a)(b)	621,829
189,716	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 0.490%, 10/20/2060(b)	189,409
167,695	Government National Mortgage Association, Series 2011-H05, Class FB, 1-month LIBOR + 0.500%, 0.640%, 12/20/2060(b)	168,078
84,890	Government National Mortgage Association, Series 2011-H11, Class FA, 1-month LIBOR + 0.500%, 0.640%, 3/20/2061(b)	85,076
115,950	Government National Mortgage Association, Series 2011-H21, Class FA, 1-month LIBOR + 0.600%, 0.740%, 10/20/2061(b)(e)(f)	115,856
318,731	Government National Mortgage Association, Series 2011-H21, Class FT, 1-year CMT + 0.700%, 0.820%, 10/20/2061(b)(e)(f)	316,107
37,349	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(a)(e)(f)	37,987
411,174	Government National Mortgage Association, Series 2012-H22, Class HD, 5.298%, 1/20/2061(c)(e)(f)	457,101
6,925	Government National Mortgage Association, Series 2012-H24, Class FE, 1-month LIBOR + 0.600%, 0.740%, 10/20/2062(b)(e)(f)	6,926
426,788	Government National Mortgage Association, Series 2012-H24, Class HI, 0.495%, 10/20/2062(c)(d)(e)(f)	18,654
693,281	Government National Mortgage Association, Series 2013-H01, Class JA, 1-month LIBOR + 0.320%, 0.460%, 1/20/2063(b)(e)(f)	688,575
281,534	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063	283,046
424,202	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063	430,668
1,736,064	Government National Mortgage Association, Series 2013-H13, Class SI, 1.315%, 6/20/2063(c)(d)(e)(f)	94,549
14,692,439	Government National Mortgage Association, Series 2013-H16, Class AI, 1.609%, 7/20/2063(c)(d)(e)(f)	476,031
9,671,149	Government National Mortgage Association, Series 2013-H18, Class EI, 1.705%, 7/20/2063(c)(d)(e)(f)	431,807
1,410,005	Government National Mortgage Association, Series 2013-H18, Class JI, 1.346%, 8/20/2063(c)(d)(e)(f)	47,398
414,001	Government National Mortgage Association, Series 2013-H20, Class FA, 1-month LIBOR + 0.600%, 0.740%, 8/20/2063(b)(e)(f)	413,413
9,637,700	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.603%, 6/20/2064(a)(c)	10,507,471
21,033,436	Government National Mortgage Association, Series 2014-H24, Class HI, 0.957%, 9/20/2064(c)(d)	705,630

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$5,085,646	Government National Mortgage Association, Series 2015-152, Class PI, IO, 4.000%, 10/20/2045(d)(e)(f)	$507,144
15,027,468	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.593%, 10/20/2064(a)(c)	16,988,305
763,533	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(c)(e)(f)	803,612
21,353	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 0.440%, 4/20/2061(a)(b)(e)(f)	21,210
2,969,629	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(a)	3,027,960
37,724	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 0.420%, 5/20/2063(a)(b)(e)(f)	37,443
16,864	Government National Mortgage Association, Series 2015-H19, Class FA, 1-month LIBOR + 0.200%, 0.340%, 4/20/2063(a)(b)(e)(f)	16,628
380,773	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.001%, 3/20/2065(c)(e)(f)	413,887
17,796	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 0.840%, 10/20/2065(a)(b)(e)(f)	17,695
126,210	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.590%, 9/20/2065(c)(e)(f)	152,206
7,985	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 0.820%, 8/20/2061(b)(e)(f)	7,973
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	2,020,157
745,721	Government National Mortgage Association, Series 2016-23, Class PA, 5.671%, 7/20/2037(a)(c)(e)(f)	859,328
15,104,834	Government National Mortgage Association, Series 2016-H01, Class AI, 2.034%, 1/20/2066(a)(c)(d)	1,060,586
22,717,911	Government National Mortgage Association, Series 2016-H09, Class JI, 2.872%, 4/20/2066(a)(c)(d)	1,766,954
609,473	Government National Mortgage Association, Series 2016-H14, Class JZ, 3.899%, 8/20/2063(c)(e)(f)	638,617
603,600	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.373%, 8/20/2066(c)(e)(f)	657,951
267,645	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.881%, 6/20/2061(c)(e)(f)	271,979
214,469	Government National Mortgage Association, Series 2016-H19, Class FC, 1-month LIBOR + 0.400%, 0.540%, 8/20/2066(a)(b)(e)(f)	213,333
52,062	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 0.540%, 9/20/2063(a)(b)(e)(f)	51,797
19,796,339	Government National Mortgage Association, Series 2017-128, Class IO, IO, 0.850%, 12/16/2056(c)(d)	1,135,900
2,948,519	Government National Mortgage Association, Series 2017-H05, Class AI, IO, 3.354%, 1/20/2067(c)(d)(e)(f)	286,612
21,697,426	Government National Mortgage Association, Series 2018-110, Class IO, 0.675%, 1/16/2060(c)(d)	1,366,942
2,312,775	Government National Mortgage Association, Series 2018-124, Class KY, 3.500%, 9/20/2048	2,593,378
26,397,543	Government National Mortgage Association, Series 2018-129, Class IO, 0.611%, 7/16/2060(c)(d)	1,626,060
26,932,178	Government National Mortgage Association, Series 2018-143, Class IO, 0.643%, 10/16/2060(c)(d)	1,870,251
3,915,232	Government National Mortgage Association, Series 2018-160 Class BY, 4.000%, 11/20/2048	4,414,165

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$280,329	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.340%, 10/20/2064(a)(b)	$279,870
382,341	Government National Mortgage Association, Series 2018-H10, Class FJ, 1-month LIBOR + 0.250%, 0.390%, 6/20/2068(a)(b)	381,735
3,982,951	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.259%, 5/20/2068(c)	4,993,576
2,530,309	Government National Mortgage Association, Series 2019-1 Class CY, 4.000%, 1/20/2049	2,975,241
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(e)(f)	298,643
30,953,878	Government National Mortgage Association, Series 2019-116, Class IO, 0.831%, 12/16/2061(c)(d)	2,396,533
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(e)(f)	349,169
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 5.398%, 2/20/2044(c)(d)	2,607,526
2,503,752	Government National Mortgage Association, Series 2019-31, Class HD, 3.500%, 3/20/2049	2,745,169
1,000,000	Government National Mortgage Association, Series 2019-31, Class V, 3.500%, 2/20/2039	1,079,876
9,134,306	Government National Mortgage Association, Series 2019-44, Class BS, 5.898%, 4/20/2049(c)(d)	1,169,898
5,553,104	Government National Mortgage Association, Series 2019-61, Class M, 3.500%, 3/20/2049	6,159,192
12,280,000	Government National Mortgage Association, Series 2019-70, Class SK, 5.848%, 8/20/2043(c)(d)	2,995,847
1,915,632	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.286%, 1/20/2069(c)	2,546,666
7,595,122	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068(a)	8,413,024
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, IO, 3.000%, 6/20/2049(d)	1,250,892
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	4,208,782

		261,322,889

	Hybrid ARMs – 0.3%
55,481	FHLMC, 1-year CMT + 2.225%, 2.629%, 1/01/2035(a)(b)	58,303
951,673	FHLMC, 1-year CMT + 2.214%, 2.856%, 6/01/2035(a)(b)	992,713
91,207	FHLMC, 1-year CMT + 2.279%, 2.984%, 1/01/2036(a)(b)	91,605
448,551	FHLMC, 12-month LIBOR + 2.190%, 4.190%, 2/01/2037(a)(b)	478,603
129,763	FNMA, 6-month LIBOR + 1.460%, 1.963%, 2/01/2037(a)(b)	133,584
199,298	FNMA, 1-year CMT + 2.045%, 2.295%, 10/01/2035(a)(b)	199,650
142,034	FNMA, 12-month LIBOR + 1.838%, 2.596%, 9/01/2036(a)(b)	149,302
288,464	FNMA, 12-month LIBOR + 1.678%, 2.946%, 8/01/2038(a)(b)	293,060

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$351,159	FNMA, 1-year CMT + 2.147%, 3.271%, 9/01/2034(a)(b)	$367,463
968,583	FNMA, 1-year CMT + 2.224%, 3.303%, 6/01/2034(a)(b)	1,016,796
1,321,207	FNMA, 12-month LIBOR + 1.732%, 3.331%, 9/01/2037(a)(b)	1,387,706

		5,168,785

	Mortgage Related – 28.0%
52,245,199	FHLMC, 2.000%, with various maturities in 2050(h)	54,000,527
10,354,610	FHLMC, 2.500%, with various maturities in 2050(h)	10,950,117
4,561,335	FHLMC, 4.000%, with various maturities in 2048(h)	4,867,487
8,046,546	FHLMC, 4.500%, with various maturities from 2048 to 2050(h)	8,746,060
6,791,595	FHLMC, 5.000%, with various maturities from 2049 to 2050(h)	7,509,761
48,997,385	FNMA, 2.000%, with various maturities in 2050(h)	50,919,112
32,341,758	FNMA, 2.500%, with various maturities in 2050(a)(h)	34,273,968
8,782,453	FNMA, 3.000%, with various maturities from 2047 to 2049(h)	9,214,649
93,155,586	FNMA, 4.000%, with various maturities from 2045 to 2052(h)	99,466,693
17,401,506	FNMA, 4.500%, with various maturities from 2048 to 2049(h)	18,881,048
8,831,071	FNMA, 5.000%, with various maturities from 2048 to 2049(h)	9,767,520
734,240	GNMA, 1-month LIBOR + 0.532%, 0.678%, 8/20/2063(b)	741,989
299,067	GNMA, 1-month LIBOR + 1.735%, 1.881%, 7/20/2060(b)	311,914
228,696	GNMA, 1-month LIBOR + 1.787%, 1.933%, 9/20/2060(b)	239,237
694,909	GNMA, 1-month LIBOR + 2.308%, 2.455%, 6/20/2065(b)	747,003
4,865	GNMA, 3.355%, 8/20/2062(c)	4,923
11,047	GNMA, 3.630%, 2/20/2063(c)	11,251
2,873	GNMA, 3.744%, 3/20/2063(c)	2,951
1,275	GNMA, 3.772%, 12/20/2062(c)	1,300
120,816	GNMA, 3.793%, 6/20/2063(c)	125,905
347,927	GNMA, 3.847%, 4/20/2063(a)(c)	350,790
595	GNMA, 3.875%, 11/20/2062(c)	610

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$26,047	GNMA, 3.907%, 1/20/2064(c)	$26,655
1,408	GNMA, 3.912%, 12/20/2063(c)	1,441
258,962	GNMA, 3.920%, 5/20/2063(a)(c)	267,817
97,144	GNMA, 3.935%, 3/20/2063(a)(c)	99,125
28,849	GNMA, 3.969%, 7/20/2062(c)	29,181
115,336	GNMA, 3.976%, 3/20/2063(c)	121,453
180,975	GNMA, 3.991%, 4/20/2063(a)(c)	184,384
1,186	GNMA, 4.034%, 5/20/2062(c)	1,278
11,498	GNMA, 4.038%, 7/20/2063(c)	11,698
4,096	GNMA, 4.043%, 10/20/2062(c)	4,262
77,174	GNMA, 4.058%, 1/20/2067(a)(c)	78,762
469,776	GNMA, 4.068%, 6/20/2063(a)(c)	481,056
76,776	GNMA, 4.140%, with various maturities from 2061 to 2063(a)(c)(h)	79,298
618	GNMA, 4.178%, 12/20/2063(c)	648
143,131	GNMA, 4.183%, with various maturities in 2063(a)(c)(h)	148,205
16,776	GNMA, 4.185%, 6/20/2063(c)	17,094
1,589	GNMA, 4.199%, 3/20/2063(c)	1,616
11,446	GNMA, 4.218%, 11/20/2063(c)	12,066
460,653	GNMA, 4.273%, 7/20/2061(c)	474,790
1,765	GNMA, 4.310%, 12/20/2060(c)	1,981
7,515	GNMA, 4.390%, with various maturities from 2062 to 2063(c)(h)	7,748
33,383	GNMA, 4.413%, 2/20/2067(c)	37,992
7,033	GNMA, 4.437%, 8/20/2062(c)	7,534
5,130	GNMA, 4.443%, 12/20/2062(c)	5,478
26,727	GNMA, 4.457%, 1/20/2067(c)	30,591
1,633,520	GNMA, 4.468%, 2/20/2067(a)(c)	1,864,519
2,918	GNMA, 4.500%, 9/20/2060(c)	3,137

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$19,174	GNMA, 4.515%, 9/20/2062(c)	$20,049
1,075,648	GNMA, 4.522%, 11/20/2063(c)	1,160,539
2,899,937	GNMA, 4.526%, 12/20/2064(a)(c)	3,173,286
1,954,367	GNMA, 4.540%, 12/20/2066(a)(c)	2,225,467
896,884	GNMA, 4.542%, 4/20/2066(a)(c)	967,132
1,007,126	GNMA, 4.545%, 7/20/2067(c)	1,159,988
413,429	GNMA, 4.554%, 2/20/2066(c)	454,951
12,048,828	GNMA, 4.557%, 6/20/2067(a)(c)	13,824,333
1,253,074	GNMA, 4.562%, 12/20/2063(c)	1,362,861
988,295	GNMA, 4.566%, 2/20/2068(c)	1,087,504
2,079,446	GNMA, 4.576%, 4/20/2067(a)(c)	2,414,380
2,847,637	GNMA, 4.578%, 4/20/2067(a)(c)	3,273,015
994,077	GNMA, 4.581%, 2/20/2067(c)	1,133,422
6,269	GNMA, 4.582%, 4/20/2067(c)	6,782
8,727,512	GNMA, 4.585%, with various maturities from 2064 to 2065(a)(c)(h)	9,608,165
144,930	GNMA, 4.590%, 4/20/2065(c)	160,300
4,748,054	GNMA, 4.593%, with various maturities in 2067(a)(c)(h)	5,430,439
1,221,574	GNMA, 4.602%, 12/20/2063(c)	1,325,528
1,268,944	GNMA, 4.605%, 1/20/2067(a)(c)	1,458,369
1,105,071	GNMA, 4.606%, 4/20/2067(c)	1,248,513
4,024,896	GNMA, 4.607%, 8/20/2067(a)(c)	4,697,720
1,332,608	GNMA, 4.608%, 5/20/2067(c)	1,465,797
9,105,738	GNMA, 4.615%, 7/20/2067(a)(c)	10,371,887
1,430,855	GNMA, 4.620%, 5/20/2067(a)(c)	1,658,481
652,046	GNMA, 4.622%, 4/20/2067(c)	718,749
8,400	GNMA, 4.630%, with various maturities from 2061 to 2062(a)(c)(h)	8,521
113,616	GNMA, 4.632%, 4/20/2062(c)	116,694

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$739,969	GNMA, 4.635%, 9/20/2063(c)	$796,888
36,471	GNMA, 4.637%, 1/20/2064(c)	39,822
2,710,332	GNMA, 4.638%, 6/20/2066(a)(c)	3,044,189
12,703	GNMA, 4.640%, 3/20/2062(c)	13,272
6,227,029	GNMA, 4.644%, 5/20/2067(a)(c)	7,160,475
3,620,891	GNMA, 4.646%, 8/20/2066(a)(c)	4,139,029
1,168	GNMA, 4.650%, 1/20/2061(c)	1,243
3,218,776	GNMA, 4.655%, 3/20/2067(a)(c)	3,824,980
45,609	GNMA, 4.662%, 9/20/2063(c)	48,800
961,887	GNMA, 4.664%, 10/20/2064(c)	1,057,474
716,817	GNMA, 4.670%, with various maturities from 2063 to 2067(c)(h)	781,404
1,204,519	GNMA, 4.684%, 5/20/2064(a)(c)	1,305,737
2,968	GNMA, 4.690%, 6/20/2062(c)	3,021
185,037	GNMA, 4.700%, with various maturities from 2061 to 2062(c)(h)	190,177
565,126	GNMA, 4.732%, 12/20/2063(c)	609,392
11	GNMA, 4.740%, 10/20/2060(c)	13
502	GNMA, 4.758%, 3/20/2062(c)	549
5,669	GNMA, 4.810%, with various maturities from 2060 to 2061(c)(h)	6,595
265,666	GNMA, 4.887%, 12/20/2061(a)(c)	299,006
2,506	GNMA, 4.912%, 1/20/2062(c)	2,608
387	GNMA, 5.119%, 2/20/2062(c)	419
206	GNMA, 5.178%, 9/20/2063(c)	232
2,784	GNMA, 5.200%, 6/20/2061(a)(c)	2,805
1,145	GNMA, 5.217%, with various maturities from 2061 to 2064(c)(h)	1,195
463	GNMA, 5.240%, 5/20/2060(c)	473
281	GNMA, 5.241%, 11/20/2063(c)	286
2,057	GNMA, 5.460%, 7/20/2059(c)	2,366

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$27	GNMA, 5.470%, with various maturities in 2059(c)(h)	$29
3,184	GNMA, 5.500%, with various maturities from 2058 to 2059(c)(h)	3,653
357	GNMA, 5.517%, 6/20/2061(c)	370
7,359	GNMA, 5.585%, 11/20/2059(c)	8,681
399	GNMA, 5.661%, 9/20/2059(c)	451
1,674	GNMA, 5.667%, 6/20/2059(c)	1,973
111,272	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.600%, 8/20/2068(c)(e)(f)	138,927
4,201,965	Government National Mortgage Association, Series 2019-HO2, Class JA, 3.500%, 12/20/2068	4,632,578
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	3,134,321
1,743,000	UMBS® (TBA), 2.000%, 2/01/2051(i)	1,807,553
2,864,000	UMBS® (TBA), 2.000%, 1/01/2051(i)	2,975,092

		421,703,574

	Non-Agency Commercial Mortgage-Backed Securities – 11.9%
1,000,000	Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	1,103,504
4,155,000	BANK, Series 2019-BN19, Class A3, 3.183%, 8/15/2061	4,695,439
3,525,000	BANK, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,934,254
3,720,000	BANK, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	4,158,902
1,770,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,931,605
3,649,000	BANK, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,904,311
785,000	BANK, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	805,758
4,045,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1-month LIBOR + 2.140%, 2.299%, 10/15/2037, 144A(b)	4,046,273
4,630,000	Benchmark Mortgage Trust, Series 2019-B11, Class A5, 3.542%, 5/15/2052	5,362,471
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,890,747
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	5,778,242
510,000	Cali Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039, 144A	594,731
2,424,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A(a)	2,344,558
2,572,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR13, Class A4, 4.194%, 11/10/2046(a)(c)	2,819,418

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$2,605,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4, 3.101%, 3/10/2046(a)	$2,700,834
5,595,000	Commercial Mortgage Pass Through Certificates, Series 2013-WWP, Class A2, 3.424%, 3/10/2031, 144A	5,910,196
378,831	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	381,448
1,844,832	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(a)	1,916,757
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A4, 3.691%, 3/10/2047	1,314,770
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,420,521
2,520,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047(a)	2,780,907
3,110,000	Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5, 3.350%, 2/10/2048(a)	3,407,308
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,283,568
2,250,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 1-month LIBOR + 1.900%, 2.059%, 1/15/2034, 144A(b)	2,166,153
6,160,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	6,238,415
695,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	702,993
2,045,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	1,842,450
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,665,856
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)(c)	5,576,920
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(a)(c)	3,664,752
2,930,000	GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047(a)	3,177,577
5,100,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	5,428,361
1,005,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(c)	973,548
1,416,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 3.998%, 4/10/2047	1,541,283
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	5,591,390
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,828,219
1,993,160	HPLY Trust, Series 2019-HIT, Class B, 1-month LIBOR + 1.350%, 1.509%, 11/15/2036, 144A(b)	1,955,686
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034, 144A(a)	4,965,092
2,405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class AS, 4.243%, 4/15/2047(c)	2,620,544
1,012,599	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047(a)	1,056,198

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$930,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.335%, 6/15/2047(c)	$959,371
2,735,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048(a)	2,853,146
2,225,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.456%, 5/15/2046	2,326,195
1,005,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class B, 5.200%, 6/15/2044, 144A(c)	1,002,351
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.477%, 6/15/2044, 144A(c)	870,579
3,135,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.705%, 2/05/2035, 144A(a)(c)	3,100,614
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	6,447,943
1,300,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	1,217,431
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,222,199
1,861,317	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 1.629%, 11/15/2027, 144A(b)	1,312,229
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, 1-month LIBOR + 1.900%, 2.059%, 11/15/2027, 144A(b)(e)(f)(g)	5,016,426
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,540,433
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	5,979,745
924,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class AS, 2.398%, 7/15/2053	958,921
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	4,235,004
3,545,285	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(a)	3,748,509
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	5,644,855
1,875,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(c)	1,979,679
1,015,706	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A4, 3.723%, 5/15/2047	1,071,180
1,635,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	1,791,088
3,116,241	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ASB, 3.638%, 5/15/2047(a)	3,273,958
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(c)	532,814

		178,566,629

	Total Bonds and Notes (Identified Cost $1,362,822,418)	1,355,436,071

Collateralized Loan Obligations – 5.7%
4,685,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.916%, 10/22/2030, 144A(b)	4,649,982
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.868%, 7/20/2031, 144A(b)	5,249,047

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$579,110	Hull Street CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.220%, 1.438%, 10/18/2026, 144A(b)	$578,941
4,500,000	Race Point CLO Ltd., Series 2013-8A, Class BR2, 3-month LIBOR + 1.500%, 1.724%, 2/20/2030, 144A(b)	4,479,473
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR, 3-month LIBOR + 1.700%, 1.937%, 4/15/2033, 144A(b)	5,899,981
2,000,000	CBAM CLO Management, Series 2019-10A, Class A1A, 3-month LIBOR + 1.420%, 1.638%, 4/20/2032, 144A(b)	2,000,883
6,000,000	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 3-month LIBOR + 1.080%, 1.301%, 11/15/2028, 144A(b)	5,975,735
2,960,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3-month LIBOR + 1.330%, 1.548%, 1/20/2032, 144A(b)	2,953,839
3,000,000	Vibrant CLO Ltd., Series 2018-10A, Class A1, 3-month LIBOR + 1.200%”, 1.418%, 10/20/2031, 144A(b)	2,977,684
2,560,000	Trinitas CLO VI Ltd., Series 2017-6A, Class AR, 3-month LIBOR + 1.170%, 1.385%, 7/25/2029, 144A(b)	2,548,652
1,170,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 2.118%, 4/20/2026, 144A(b)	1,168,871
2,000,000	CarVal CLO III Ltd., Series 2019-2A, Class A, 3-month LIBOR + 1.350%, 1.568%, 7/20/2032, 144A(b)	2,000,004
4,380,000	Ares XLIII CLO Ltd., Series 2017-43A, Class A, 3-month LIBOR + 1.220%, 1.457%, 10/15/2029, 144A(b)	4,370,011
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.907%, 7/15/2031, 144A(b)	583,511
525,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 2.368%, 10/20/2029, 144A(b)	510,455
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3-month LIBOR + 1.300%, 1.537%, 1/15/2033, 144A(b)	3,001,571
4,000,000	Trinitas CLO Ltd., Series 2017-6A, Class B, 3-month LIBOR + 1.850%, 2.065%, 7/25/2029, 144A(b)	3,990,088
5,000,000	Jamestown CLO VII Ltd., Series 2015-7A, Class A2R, 3-month LIBOR + 1.300%, 1.515%, 7/25/2027, 144A(b)	4,950,652
4,000,000	Allegro CLO Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 1.880%, 10/16/2030, 144A(b)	3,928,224
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.918%, 10/18/2031, 144A(b)	1,292,107
1,492,090	Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, 3-month LIBOR + 1.210%, 1.447%, 10/15/2030, 144A(b)	1,491,706
400,000	Marble Point CLO X Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 2.037%, 10/15/2030, 144A(b)	393,854
1,750,000	Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 3-month LIBOR + 1.200%, 1.413%, 7/29/2030, 144A(b)	1,749,675
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 0.000%, 1/17/2032, 144A(b)(f)(g)(j)	5,280,000
3,497,500	Hayfin US XII Ltd, Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.698%, 4/20/2031, 144A(b)	3,442,898
1,795,000	Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class BR, 3-month LIBOR + 1.550%, 1.768%, 7/18/2027, 144A(b)	1,794,206
3,100,000	OFSI Fund VI Ltd., Series 2014-6A, Class CR, 3-month LIBOR + 2.500%, 2.737%, 3/20/2025, 144A(b)	3,083,983
6,542,981	Zais CLO 6 Ltd., Series 2017-1A, Class A1, 3-month LIBOR + 1.370%, 1.607%, 7/15/2029, 144A(b)	6,488,194

	Total Collateralized Loan Obligations (Identified Cost $85,434,835)	86,834,227

Principal Amount	Description	Value (†)
Loan Participations – 0.2%
	ABS Other – 0.2%
$2,857,353	Harbour Aircraft Investments Ltd., Series 2017-1, Class A, 4.000%, 11/15/2037 (Identified Cost $2,841,863)	$2,719,794

Short-Term Investments – 3.9%
16,835,918	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2020 at 0.000% to be repurchased at $16,835,918 on 1/04/2021 collateralized by $17,172,700 U.S. Treasury Note, 0.125% due 12/31/2022 valued at $17,172,700 including accrued interest(k)	16,835,918
36,430,000	U.S. Treasury Bills, 0.096%, 4/29/2021(l)	36,420,108
3,706,000	U.S. Treasury Bills, 0.104%, 4/01/2021(l)(m)	3,705,284
1,600,000	U.S. Treasury Bills, 0.116%, 2/18/2021(l)(m)	1,599,870

	Total Short-Term Investments (Identified Cost $58,559,243)	58,561,180

	Total Investments – 99.8% (Identified Cost $1,509,658,359)	1,503,551,272
	Other assets less liabilities – 0.2%	2,717,207

	Net Assets – 100.0%	$1,506,268,479

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$5,280,000	0.4%	$28,379,994	1.9%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(b)	Variable rate security. Rate as of December 31, 2020 is disclosed.
(c)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2020 is disclosed.
(d)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	Fair valued by the Fund’s adviser. At December 31, 2020, the value of these securities amounted to $28,379,994 or 1.9% of net assets.
(f)	Level 3 security. Value has been determined using significant unobservable inputs.

(g)	Illiquid security.
(h)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(i)

When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2020, the value of these securities amounted to $5,280,000 or 0.4% of net assets.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the value of Rule 144A holdings amounted to $470,178,985 or 31.2% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
ARS	Auction Rate Security
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced
UMBS®	Uniform Mortgage-Backed Securities

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	3/31/2021	39	$8,610,758	$8,618,086	$(7,328)
5 Year U.S. Treasury Note	3/31/2021	408	51,381,729	51,474,938	(93,209)
10 Year U.S. Treasury Note	3/22/2021	581	80,169,142	80,223,391	(54,249)
Ultra 10 Year U.S. Treasury Note	3/22/2021	423	66,327,541	66,140,015	187,526

Total					$32,740

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At December 31, 2020, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[2]	Market Value	Unrealized Appreciation (Depreciation)
63,000,000	USD	3/04/2024	2.564%	3-month LIBOR	$(5,145,575)	$(5,145,575)
50,000,000	USD	5/23/2024	2.222%	3-month LIBOR	(3,415,117)	(3,415,117)
35,000,000	USD	12/16/2029	1.804%	3-month LIBOR	(2,984,405)	(2,984,405)
15,000,000	USD	1/07/2030	1.763%	3-month LIBOR	(1,334,761)	(1,334,761)

Total					$(12,879,858)	$(12,879,858)

1	Payments are made semiannually.
2	Payments are made quarterly.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$94,746,752	$234,123	(a)	$94,980,875
Agency Commercial Mortgage-Backed Securities	—	89,336,250	4,618,353	(a)	93,954,603
Collateralized Mortgage Obligations	—	240,274,295	21,048,594	(b)	261,322,889
Mortgage Related	—	421,564,647	138,927	(a)	421,703,574
Non-Agency Commercial Mortgage-Backed Securities	—	173,550,203	5,016,426	(a)	178,566,629
All Other Bonds and Notes*	—	304,907,501	—		304,907,501

Total Bonds and Notes	—	1,324,379,648	31,056,423		1,355,436,071

Collateralized Loan Obligations	—	81,554,227	5,280,000	(b)	86,834,227
Loan Participations*	—	2,719,794	—		2,719,794
Short-Term Investments	—	58,561,180	—		58,561,180

Total Investments	—	1,467,214,849	36,336,423		1,503,551,272

Futures Contracts (unrealized appreciation)	187,526	—	—		187,526

Total	$187,526	$1,467,214,849	$36,336,423		$1,503,738,798

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(154,786)	$—	$—	$(154,786)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(12,879,858)	—	(12,879,858)

Total	$(154,786)	$(12,879,858)	$—	$(13,034,644)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Fair valued by the Fund’s adviser ($18,372,165) and valued using broker-dealer bid prices ($7,956,429).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2020 and/or December 31, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2020
Bonds and Notes
ABS Home Equity	$405,480	$—	$(278,780)	$149,461	$—	$(15,189)	$—	$(26,849)	$234,123	$147,291
Agency Commercial Mortgage-Backed Securities	3,439,336	—	(2,093,322)	626,721	12,877	—	2,632,741	—	4,618,353	626,721
Collateralized Mortgage Obligations	20,720,382	—	(756,454)	(499,402)	2,700,759	(2,480,584)	3,149,237	(1,785,344)	21,048,594	(451,265)
Mortgage Related	3,257,739	—	—	(3,017)	(3,115,795)	—	—	—	138,927	(3,017)
Non-Agency Commercial Mortgage-Backed Securities	4,886,172	—	—	130,254	—	—	—	—	5,016,426	130,254
Collateralized Loan Obligations	—	—	—	—	5,280,000	—	—	—	5,280,000	—

Total	$32,709,109	$—	$(3,128,556)	$404,017	$4,877,841	$(2,495,773)	$5,781,978	$(1,812,193)	$36,336,423	$449,984

A debt security valued at $26,849 was transferred from Level 3 to Level 2 during the period ended December 31, 2020. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $5,781,978 were transferred from Level 2 to Level 3 during the period ended December 31, 2020. At September 30, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2020, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $1,072,125 was transferred from Level 3 to Level 2 during the period ended December 31, 2020. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2020 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $713,219 was transferred from Level 3 to Level 2 during the period ended December 31, 2020. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At December 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of December 31, 2020, were as follows:

Description	Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity[1]	Market Discount	Discount Rate	1.00% 3.00%	$117,323 116,800
Agency Commercial Mortgage-Backed Securities[1]	Market Discount	Discount Rate	1.00% 2.00%	4,094,087 524,266
Collateralized Mortgage Obligations[1]	Market Discount	Discount Rate	0.50% 1.00% 2.00%	4,263,023 13,000,250 1,108,892
Mortgage Related[1]	Market Discount	Discount Rate	1.00%	138,927
Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate Loss Severity Lag Time Loss Adjusted Spread	100% 39% 19 months 13%	5,016,426

Total				28,379,994

[1]

“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. The Unobservable Input Value(s) noted above reflect a range due to the fact that there are multiple odd lot securities within each asset type that have had different discount rates applied. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]

Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and swap agreements.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaps to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts and interest rate swap agreements to gain investment exposure. During the period ended December 31, 2020, the Fund used futures contracts to hedge against changes in interest rates and manage duration. The Fund used interest rate swaps for investment exposure.

The following is a summary of derivative instruments for the Fund, as of December 31, 2020:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared liability derivatives
Interest rate contracts	$187,526

Liabilities	Unrealized depreciation on futures contracts	Swap agreements at value
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(154,786)	$(12,879,858)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$9,695,154	$9,695,154

Industry Summary at December 31, 2020 (Unaudited)

Mortgage Related	28.0%
Collateralized Mortgage Obligations	17.4
Non-Agency Commercial Mortgage-Backed Securities	11.9
ABS Car Loan	8.5
ABS Other	6.7
ABS Home Equity	6.3
Agency Commercial Mortgage-Backed Securities	6.2
ABS Student Loan	2.6
Other Investments, less than 2% each	2.6
Collateralized Loan Obligations	5.7
Short-Term Investments	3.9

Total Investments	99.8
Other assets less liabilities (including swap agreements and futures contracts)	0.2

Net Assets	100.0%